NATURE AND DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)																							1 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		15 Months Ended
	Mar. 30, 2026	Nov. 15, 2025	Oct. 16, 2025	Sep. 30, 2025	Sep. 15, 2025	Aug. 15, 2025	Jul. 28, 2025	Jul. 23, 2025	Jul. 15, 2025	Jul. 08, 2025	Jun. 27, 2025	Jun. 25, 2025	Jun. 21, 2025	May 07, 2025	Jan. 01, 2025	Nov. 01, 2024	Oct. 10, 2024	Oct. 09, 2024	Aug. 16, 2024	Aug. 13, 2024	Jul. 08, 2024	Dec. 29, 2023	Jun. 30, 2026	Oct. 31, 2024	Sep. 30, 2025	Jun. 30, 2024	Jun. 30, 2026	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 21, 2025	Dec. 31, 2025	Nov. 28, 2025	Nov. 21, 2025	Oct. 31, 2025	Oct. 24, 2025	Sep. 17, 2025	Jul. 21, 2025	Jul. 02, 2025	Jun. 30, 2025	Jun. 20, 2025	Jun. 29, 2024	Apr. 01, 2024
Preferred stock, par value				$ 0.001																					$ 0.001			$ 0.001		$ 0.001
Loan advances																												$ 618,679	$ 803,079	$ 1,138,570
Preferred stock, shares authorized				5,000,000													5,000,000								5,000,000			5,000,000		5,000,000
Reverse stock split																1 for 10 reverse stock split	1-for-10
Shares of common stock outstanding				28,019,624												27,657,679									28,019,624			28,019,624	27,657,679	27,657,679	27,655,560
Net present value																												$ 9,735,000		$ 9,735,000
Guaranteed payment				$ 200,000																					$ 200,000			$ 200,000
Shares issued for compensation																															$ 140,500
ALTANINE, INC. [Member]
Preferred stock, par value				$ 0.0003																					$ 0.0003			$ 0.0003		$ 0.0003
Preferred stock, shares authorized				25,000,000																					25,000,000			25,000,000		25,000,000
Reverse stock split										3-for-1											3-for-1
Shares of common stock outstanding				29,262,691																					29,262,691			29,262,691		25,988,043	18,570,000
Carrying amount																																										$ 894,711
Shares issued for compensation																										$ 9,903,880				$ 9,903,880
Strike price				$ 1.20																					$ 1.20			$ 1.20
Patents acquired																														10,041,591
Pinata Holdings, Inc [Member] | ALTANINE, INC. [Member]
Percentage of shares issued																																												28.00%
Patents acquired																																												$ 10,041,591
Liabilities assumed																																												$ 137,711
Forecast [Member]
Guaranteed payment				$ 750,000																					$ 750,000			$ 750,000
Sales revenue	$ 1,500,000																						$ 1,500,000				$ 3,000,000
Subsequent Event [Member]
Guaranteed payment																																	$ 500,000	$ 50,000	$ 50,000		$ 750,000
CWR Note II [Member] | Subsequent Event [Member]
Prime interest rate																																				7.00%
Series A Convertible Preferred Stock [Member]
Preferred stock, shares authorized				500																					500			500
Series A Convertible Preferred Stock [Member] | ALTANINE, INC. [Member]
Preferred stock, par value				$ 0.0003																					$ 0.0003			$ 0.0003
Stock Purchase Agreement [Member]
Value of shares issued in transaction																						$ 350,000
Promissory Note and Loan Agreement [Member]
Note aggregate amount				$ 114,878.36																					$ 114,878.36			$ 114,878.36
Promissory Note and Loan Agreement [Member] | Polomar Note [Member]
Loan advances																				$ 700,000
Repayments of related party debt																				$ 522,788
Principal amount				686,403.74																					686,403.74			686,403.74		716,402.67										$ 597,549.74
Interest receivable				18,815																					18,815			18,815		29,508.91
Lender exchanged amount																																									$ 300,000
Share issued upon loan exchange																				60																					60
Prime interest rate																																								12.00%	12.00%
Carrying amount				686,403.74																					686,403.74			686,403.74
Promissory Note and Loan Agreement [Member] | CWR1 LLC [Member]
Loan advances																			$ 250,000
Repayments of related party debt																			157,622.56
Principal amount																														380,330.30											$ 450,000
Interest receivable																														$ 12,328.51
Promissory Note and Loan Agreement [Member] | CWR1 LLC [Member] | Maximum [Member]
Loan advances																			$ 250,000
Promissory Note and Loan Agreement [Member] | CWR Note II [Member]
Principal amount																																						$ 150,000
Interest receivable				2,152																					2,152			2,152
Prime interest rate							12.00%																																12.00%
Shares, Issued																																									90
Maximum borrowing amount							$ 100,000																																$ 150,000
Carrying amount																																						$ 300,000
Interest rate																																						3.00%
Note aggregate amount				172,136.16																					172,136.16			172,136.16										$ 150,000
Common stock shares issued and outstanding interest rate																																							18.00%
Promissory Note and Loan Agreement [Member] | CWR Note II [Member] | Subsequent Event [Member]
Prime interest rate																																				7.00%
License Agreement [Member] | Maximum [Member]
Royalty payments rate																																											20.00%
License Agreement [Member] | Minimum [Member]
Royalty payments rate																																											10.00%
Profesco Note Agreement [Member]
Note aggregate amount				$ 114,878.36																					$ 114,878.36			$ 114,878.36
DS Agreement [Member] | Mr Spiegel [Member]
Share based compensation														$ 36,534.00
DS Agreement [Member] | Subsequent Event [Member] | Mr Spiegel [Member]
Stock based compensation, shares			87,584
GDV Agreement [Member] | Mr Del Virginia [Member]
Share based compensation														43,750.00
Stock based compensation, shares																												108,333
GDV Agreement [Member] | Gabriel Del Virginia [Member]
Stock based compensation, shares						8,333			8,333
TMT Agreement [Member] | Mr Tierney [Member]
Share based compensation																																$ 43,750.00
New issued shares																												25,000
TMT Agreement [Member] | Subsequent Event [Member] | Mr Tierney [Member]
Stock based compensation, shares			161,028
Altanine Merger Agreement [Member]
Share based compensation							$ 64,000.00
Aggregate of outstanding percent								20.00%
Tierney Employment Agreement [Member]
New issued shares				25,000
Salary and wages					$ 27,750
Vesting common shares					125,000
Common stock vesting period					5 months
Number of share based compensation					1,000,000
Strike price					$ 0.20
Common Stock [Member]
Shares issued for compensation																															$ 140,500
New issued shares																															1,555,435
Common Stock [Member] | ALTANINE, INC. [Member]
Shares of common stock to members in Merger																										7,163,043
New issued shares																									3,274,648
Common Stock [Member] | Subsequent Event [Member] | ALTANINE, INC. [Member]
New issued shares															3,274,648
Common Stock [Member] | Subsequent Event [Member] | Mr Spiegel [Member]
New issued shares		16,799
Common Stock [Member] | Stock Purchase Agreement [Member]
Number of shares issued in transaction																						90,437,591
Percentage of issued and outstanding shares																						83.00%
Common Stock [Member] | Merger Agreement [Member]
Common stock, returned shares for cancellation																		50,000,000
Shares of common stock to members in Merger																								207,414,147
Common Stock [Member] | Promissory Note and Loan Agreement [Member] | CWR Note II [Member]
Interest rate																																							24.00%
Common Stock [Member] | Promissory Note and Loan Agreement [Member] | Mr Gordon [Member]
Interest rate																																							42.00%
Common Stock [Member] | DS Agreement [Member] | Mr Spiegel [Member]
Restricted shares of company value														$ 35,000.00
Restricted shares of company														104,383
Shares of fully vested restricted stock						8,400			8,400			70,784
Common Stock [Member] | GDV Agreement [Member] | Mr Del Virginia [Member]
Restricted shares of company value														$ 35,000.00
Restricted shares of company														125,000
Common Stock [Member] | GDV Agreement [Member] | Mr Del Virginia [Member] | Restricted Stock [Member]
Shares of fully vested restricted stock											91,677
Common Stock [Member] | TMT Agreement [Member] | Mr Tierney [Member]
Restricted shares of company value													$ 35,000.00
Restricted shares of company													156,381
Shares issued for compensation													$ 10,983
Preferred Stock [Member]
Shares issued for compensation
Preferred Stock [Member] | Stock Purchase Agreement [Member] | Series A Convertible Preferred Stock [Member]
Number of shares issued in transaction																						500,000
Percentage of issued and outstanding shares																						100.00%
Preferred stock, par value																						$ 0.001